LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
LEASE OBLIGATIONS

12.  LEASE OBLIGATIONS

GFL leases several assets including buildings, property and equipment.

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2021	December 31, 2020
Lease obligations	$364.6	$241.0
Less: Interest	56.3	49.8
	308.3	191.2
Less: Current portion	50.9	37.5
	$257.4	$153.7

Lease obligations include $126.1 million of secured lease obligations as at December 31, 2021 ($73.1 million as at December 31, 2020).

Interest expense in connection with lease obligations was $9.3 million for the year ended December 31, 2021 ($10.9 million for the year ended December 31, 2020).

The following table presents principal and interest payments on future minimum lease payments under the lease obligations in each of the next five years as follows:

2022	$64.2
2023	55.3
2024	45.9
2025	36.1
2026	101.0
Thereafter	62.1
$364.6